COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	1 Months Ended	8 Months Ended
	Sep. 30, 2018	Aug. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 7,200	$ 4,800